VIA EDGAR
                            COMPOSITE GROUP OF FUNDS
                              601 W MAIN, STE 801
                             SPOKANE WA 99201-0613
                                 (509) 353-3486

January 15, 1996



Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549


Re:  Composite Bond& Stock Fund, Inc.
     Securities Act of 1933 File #2-10766
     Investment Company Act of 1940 File # 811-123
     Rule 497(j) Filing

To the Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, I certify that the prospectus and statement of additional information for the above referenced registrant does not differ from that contained in the most recent registration statement, which was filed electronically on January 5, 1996.

Sincerely,



/s/ John T. West
John T. West
Secretary